Financial instruments-Fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial risk management and fair values of financial instruments
Schedule of carrying amounts and fair values of financial assets and financial liabilities
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	Note	2022	2021
		$	$
Financial asset measured at fair value
Financial assets at FVPL	1 8	17,537,608	9,906,000

Financial assets at amortized cost
Trade receivables	1 7	41,691,913	47,041,538
Deposits and other receivables	15, 1 7	8,181,576	8,511,304
Amounts due from related companies		—	9,060
Cash and cash equivalents	19(b)	146,660,195	35,288,952

		196,533,684	90,850,854

Financial liabilities measured at fair value
Preference shares liabilities	2 5	—	486,404,770
Warrant liabilities	2 6	3,574,885	—

		3,574,885	486,404,770

Financial liabilities at amortized cost
Trade payables		7,291,133	9,979,726
Accrued expenses and other liabilities	20	15,668,734	36,280,298

Liabilities for puttable financial instrument	27	17,138,905	—
		40,098,772	46,260,024

Schedule of movement in the loss allowance account in respect of trade receivable
Movement in the loss allowance account in respect of trade receivable during the years ended December 31, 2022 and 2021 is as follows:

	2022	2021
	$	$
At January 1	518,968	411,059
Net remeasurement of loss allowance	(136,493)	110,114
Amounts written off	(33,808)	—
Exchange differences	(20,118)	(2,205)

At December 31	328,549	518,968

Schedule of remaining contractual maturities at the end of the reporting period of the non-derivative financial liabilities and derivative financial liabilities, which are based on contractual undiscounted cash flows
The following table shows the remaining contractual maturities at the end of the reporting period of the Group’s non-derivative
financial liabilities and derivative financial liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contractual rates or, if floating, based on rates current at the end of the reporting period) and the earliest date the Group can be required to pay:

		Contractual undiscounted cash flows
	Carrying amount	Total	Within 1 year or on demand	1 - 2 years	More than 2 years
	$	$	$	$	$
At December 31, 2022
Non-derivative financial liabilities
Trade payables	7,291,133	7,291,133	7,291,133	—	—
Accrued expenses and other liabilities	15,668,734	15,668,734	15,611,421	57,313	—
Lease liabilities	6,646,163	7,308,540	3,022,367	1,678,615	2,607,558
Warrant liabilities	3,574,885	3,574,885	3,574,885	—	—
Liabilities for puttable financial instrument	17,138,905	17,138,905	17,138,905	—	—

	50,319,820	50,982,197	46,638,711	1,735,928	2,607,558

		Contractual undiscounted cash flows
	Carrying amount	Total	Within 1 year or on demand	1 - 2 years	More than 2 years
	$	$	$	$	$
At December 31, 2021
Non-derivative financial liabilities
Trade payables	9,979,726	9,979,726	9,979,726	—	—
Accrued expenses and other liabilities	36,280,298	36,280,298	36,280,298	—	—
Lease liabilities	5,267,210	5,981,170	1,921,466	1,743,456	2,316,248
Preference share liabilities - redemption amount	61,373,153	123,556,616	—	—	123,556,616

	112,900,387	175,797,810	48,181,490	1,743,456	125,872,864

Schedule of amounts for the exposure to currency risk

	December 31, 2022
	USD	RMB
	$	$
Trade receivables	79,220	—
Deposits and prepayments	2,972,471	872,455
Cash and cash equivalents	12,225,385	14
Trade payables	(3,984,494)	(2,029,309)
Accrued expenses and other liabilities	(3,741,359)	—

Net exposure to currency risk	7,551,223	(1,156,840)

	December 31, 2021
	USD	RMB
	$	$

Trade receivables	373,889	—
Deposits and prepayments	3,899,656	4,500,406
Cash and cash equivalents	1,231,648	14
Trade payables	(2,112,494)	(6,113,239)
Accrued expenses and other liabilities	(11,420,246)	(107)

Net exposure to currency risk	(8,027,547)	(1,612,926)

Schedule of sensitivity analysis

	2022		2021
	Increase/ (decrease) in foreign exchange rates	Effect on loss after tax and accumulated losses	Increase/ (decrease) in foreign exchange rates	Effect on loss after tax and accumulated losses
	%	$	%	$

USD	1	(63,061)	1	67,269
	(1)	63,061	(1)	(67,269)
RMB	5	48,298	1	13,468
	(5)	(48,298)	(1)	(13,468)

Schedule of fair value measurements

		Fair value measurements at December 31, 2022 categorized into
	Fair value at December 31, 2022	Level 1	Level 2	Level 3
	$	$	$	$
Recurring fair value measurements
Asset:
Financial assets at FVPL:
- Unlisted securities	17,537,608	—	—	17,537,608

Liability:
Warrant liabilities	3,574,885	3,574,885	—	—

		Fair value measurements at December 31, 2021 categorized into
	Fair value at December 31, 2021	Level 1	Level 2	Level 3
	$	$	$	$
Recurring fair value measurements
Asset:
Financial assets at FVPL - Unlisted securities	9,906,000	—	—	9,906,000

Liability:
Preference shares liabilities - conversion feature	425,031,617	—	—	425,031,617

Schedule of information about Level 3 fair value measurements

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement

Financial assets at fair value through profit or loss	Adjusted net asset value	Underlying assets’ value	The estimated fair value would increase if the underlying assets’ value is higher

Preference shares liabilities - conversion feature
Discounted cash flow and equity allocation method: the conversion feature is measured by deducting the present value of the expected redemption amount from the fair value of the preferred shares.

The fair value of the preference shares is determined by applying the equity allocation method to the total equity value of the Group estimated based on the net present value of future cash flows.

Risk-adjusted discount rate adopted in the discounted cashflow method for the valuation of equity interest: 15.90%

Discount for lack of marketability: 12%

Expected volatility adopted in the equity allocation method: 41.03%

The estimated fair value would increase (decrease) if:

•  the risk-adjusted discount rate was lower (higher);

•  the discount for lack of marketability was lower (higher); or

•  the expected volatility was higher (lower)

Schedule of changes in the Group's loss if there is an change in the significant unobservable inputs used

	December 31, 2021
Significant unobservable inputs	Increase/(decrease) in significant unobservable inputs %	Increase/(decrease) on the Group’s loss $
Risk-adjusted discount rate	5	(48,370,219)
	(5)	55,767,113
Discount for lack of marketability	5	(1,795,038)
	(5)	1,795,061
Expected volatility	5	84,785
	(5)	(89,520)